Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the years ended December 31, 2019, 2020, and 2021, as presented in the accompanying consolidated statements of comprehensive income/(loss):

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Time charter revenues	$5,967,772	12,487,692	111,900,699
Voyage charter revenues	—	—	15,002,012
Pool revenues	—	—	5,146,999
Total Vessel revenues	$5,967,772	$12,487,692	$132,049,710